Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating loss carry forwards	$ 44,230	$ 17,082
Operating loss carried forward, expiration date	2034
Content Checked Inc [Member]
Operating loss carry forwards	$ 1,573,106
Operating loss carried forward, expiration date	2032
Deferred tax assets operating loss carryforwards	$ 1,573,106	$ 401,029